Consolidated income statement - Parenthetical (Details) - USD ($) $ in Millions			6 Months Ended
		Mar. 13, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction	[1],[2]		$ 1,507	$ 0
France disposal group
Disclosure of detailed information about business combination [line items]
Reversal of impairment loss recognised in profit or loss			2,100
Silicon Valley Bank UK Limited
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction		$ 1,507	$ 1,500

[1]	1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Provisional gain of $1.5bn recognised in respect of the acquisition of SVB UK.